Property, Plant and Equipment - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) shares $ / shares	Jul. 27, 2022 CAD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Gains on disposals of assets	$ 30,000	$ 9,000
Purchase price			$ 10,000
Purchase of property, plant and equipment	184,250	75,941
Increase in property plant and equipment due to non cash equipment swaps	2,000	0
Additions other than through business combinations, property, plant and equipment	187,000	76,000
Gain loss on investments and other assets	$ 12,000	(400)
Cathedral Energy Services Ltd [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Gains on disposals of assets		1,000
Purchase price		6,000
Cash Assistance For Growth And Expansion		$ 3,000
Issuance of common shares | shares		13,400,000
Number of share warrant issued | shares		2,000,000
Number of share warrant issued, per share | $ / shares		$ 0.6